Financial risk management - Schedule of fair value of derivatives (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Level 2 | At fair value [member]
Financial risk management
Derivative financial assets	€ 1,640	€ 18,468
Derivative financial liabilities	30,894	16,414
Financial liabilities at fair value through the consolidated statement of profit and loss
Financial risk management
Gain (loss) on derivatives	315	26
Derivatives | Level 2 | At fair value [member]
Financial risk management
Derivative financial assets	1,600
Derivative financial liabilities	30,900	16,400
Fair value of the derivative liabilities	14,500
Interest from IRS recycled through OCI | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities	336
Interest rate swap | Financial liabilities at fair value through the consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial liabilities	16,978	16,231
FX forward contracts | Financial liabilities at fair value through the consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial liabilities	3,410
FX Option collars | Financial liabilities at fair value through the consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial liabilities	9,360
Time value of FX Option collars through OCI | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities	1,125	209
Derivatives ineffective hedges | Financial liabilities at fair value through the consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial liabilities	(315)	(26)
Derivatives | Level 2 | At fair value [member]
Financial risk management
Derivative financial assets		18,500
Fair value of the derivative assets	(17,900)
Interest from IRS recycled through OCI | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets		228
Interest rate swap | Financial assets at fair value through consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial assets	919	1,287
FX forward contracts | Financial assets at fair value through consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial assets		6,849
FX Option collars | Financial assets at fair value through consolidated statement of profit and loss | Level 2
Financial risk management
Derivative financial assets		4,764
Time value of FX Option collars through OCI | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	€ 721	€ 5,340